Impairment of long-term assets (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	$ (1,311,138)	$ 928,747	$ 7,864,875
Production and exploration [Member] | Impairment by segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	(183,718)	196,448	4,504,495
Refining and petrochemicals [Member] | Impairment by segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	(1,067,965)	773,361	3,278,993
Transportation and logistics [Member] | Impairment by segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	(59,455)	(41,062)	81,387
Natural resources [Member] | Financial statement segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	(376,934)	239,151	2,865,076
Investment in joint ventures and associates [Member] | Financial statement segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	15,059	127,858	588,144
Other non-current assets [Member] | Financial statement segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	28,656	0	0
Goodwill [member] | Financial statement segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	0	0	266,901
Property, plant and equipment [Member] | Financial statement segment [Member]
Disclosure of detailed information about impairment of non-current assets [Line Items]
Total of the impairment charge	$ (977,919)	$ 561,738	$ 4,144,754